SCHEDULE OF SUBSIDIARIES (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
JE Cleantech International Ltd [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of the company	JE Cleantech International Ltd	JE Cleantech International Ltd
Entity Incorporation, Date of Incorporation	Apr. 09, 2018	Apr. 09, 2018
Place of incorporation	The British Virgin Islands	The British Virgin Islands
Principal activities	Investment holding	Investment holding
Ownership percentage	100.00%	100.00%	100.00%
JCS- Echigo Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of the company	JCS- Echigo Pte. Ltd.	JCS- Echigo Pte. Ltd.
Entity Incorporation, Date of Incorporation	Nov. 25, 1999	Nov. 25, 1999
Place of incorporation	Singapore	Singapore
Principal activities	Manufacturing, selling and servicing of cleaning systems, component and parts	Manufacturing, selling and servicing of cleaning systems, component and parts
Ownership percentage	100.00%	100.00%	100.00%
Hygieia Warewashing Ptd. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of the company	Hygieia Warewashing Ptd. Ltd.	Hygieia Warewashing Ptd. Ltd.
Entity Incorporation, Date of Incorporation	Dec. 29, 2010	Dec. 29, 2010
Place of incorporation	Singapore	Singapore
Principal activities	Provision of centralized dishware washing services and leasing of dishware washing equipment	Provision of centralized dishware washing services and leasing of dishware washing equipment
Ownership percentage	100.00%	100.00%	100.00%
Evoluxe Pte. Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of the company	Evoluxe Pte. Ltd	Evoluxe Pte. Ltd
Entity Incorporation, Date of Incorporation	May 06, 2016	May 06, 2016
Place of incorporation	Singapore	Singapore
Principal activities	Dormant	Dormant
Ownership percentage	100.00%	100.00%	100.00%
Parent Company [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Name of the company	JE Cleantech Holdings Limited	JE Cleantech Holdings Limited
Entity Incorporation, Date of Incorporation	Jan. 29, 2019	Jan. 29, 2019
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding